Investment in a Joint Venture / Associate (Tables)	12 Months Ended
Dec. 31, 2023
Investment in a Joint Venture / Associate
Schedule of valuation of investment in Zenlabs

	Carrying Value
In € thousand	2023	2022
January 1	13,410	15,054
Gain on dilution	—	1,179
Share of loss in a joint venture/ associate	(2,370)	(2,823)
December 31	11,040	13,410

Schedule of financial information for Zenlabs

In € thousand	01/01/2023 – 12/31/2023	01/01/2022 – 12/31/2022
Revenue	2,789	1,927
Loss from continued operations	(9,022)	(7,777)
Net loss for the year	(8,478)	(7,369)

In € thousand	12/31/2023	12/31/2022
Non-current assets	22,993	25,438
Current assets	9,944	13,487
Preferred stock reclassification[1]	21,434	21,619
Non-current liabilities	(29,965)	(31,482)
Current liabilities	(4,624)	(933)
Shareholders’ equity	19,782	28,129

Reconciliation to carrying amounts of Lilium’s Interest in Ionblox
Group’s effective interest in the joint venture / associate	27.7%	27.7%
Group’s share in shareholders’ equity	5,480	7,780
Goodwill	8,079	8,370
Currency translation difference	(2,519)	(2,740)
Investment in a joint venture / associate	11,040	13,410

[1] Based on the Group’s analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Ionblox is accounted for using the equity method under IAS 28 ‘Investment in associates and joint ventures’. However, in Ionblox’s IFRS consolidated financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 ‘Financial Instruments: Presentation’ due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Ionblox’s consolidated financial statements is treated as equity in purchase price allocation and goodwill calculation.